Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Allowance for uncollectible accounts					$ 5,900	$ 4,900
Capital lease asset								$ 124,300
Write-down of oil and natural gas properties under ceiling test	$ 0	$ 0	$ 0	$ 0			$ 603,388
Transportation costs					10,300	9,100	10,500
Impairment to adjust other well equipment inventory					260	218	2,106
Valuation allowances	130,224		130,224		4,000	2,300
Prepaid assets	51,698		51,698		17,931	18,420
Accrued liabilities	$ 155,902		$ 155,902		$ 87,973	49,916
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Other property and equipment, estimated useful lives					3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Other property and equipment, estimated useful lives					5 years
Measurement Input Discount Rate
Summary Of Significant Accounting Policies [Line Items]
Present value of future net revenues from proved reserves, discounted rate			10.00%		10.00%
Other Current Assets
Summary Of Significant Accounting Policies [Line Items]
Imbalance receivable					$ 2,100	2,100	2,100
Prepaid assets					7,300
Accrued Liabilities
Summary Of Significant Accounting Policies [Line Items]
Imbalance payable					2,700	$ 2,800	$ 2,600
Accounts Payable
Summary Of Significant Accounting Policies [Line Items]
Accrued liabilities					$ 73,500